UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-Q relates solely to the Registrant’s Prudential Jennison Select Growth Fund, Prudential QMA Global Tactical Allocation Fund, Prudential QMA Strategic Value Fund and Prudential Unconstrained Bond Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2018

Date of reporting period:	11/30/2017

Item 1. Schedule of Investments

Prudential Jennison Focused Growth Fund

Schedule of Investments

as of November 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%
COMMON STOCKS
Aerospace & Defense — 2.9%
Boeing Co. (The)	40,825	$11,300,360

Automobiles — 1.9%
Tesla, Inc.*(a)	24,474	7,558,795

Banks — 4.1%
JPMorgan Chase & Co.	152,400	15,928,848

Biotechnology — 4.6%
AbbVie, Inc.	90,705	8,791,129
Vertex Pharmaceuticals, Inc.*	63,381	9,145,244

		17,936,373

Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp.*	86,379	2,270,040

Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	47,980	10,947,597

Hotels, Restaurants & Leisure — 2.4%
Marriott International, Inc. (Class A Stock)	74,283	9,433,941

Internet & Direct Marketing Retail — 11.5%
Amazon.com, Inc.*	18,989	22,345,306
Netflix, Inc.*	81,713	15,327,724
Priceline Group, Inc. (The)*	4,235	7,367,672

		45,040,702

Internet Software & Services — 22.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	113,263	20,056,612
Alphabet, Inc. (Class A Stock)*	8,914	9,236,419
Alphabet, Inc. (Class C Stock)*	9,040	9,233,547
Facebook, Inc. (Class A Stock)*	108,281	19,185,228
MercadoLibre, Inc. (Argentina)(a)	35,467	9,758,390
Tencent Holdings Ltd. (China)	408,230	20,901,844

		88,372,040

IT Services — 9.8%
PayPal Holdings, Inc.*	189,093	14,320,013
Square, Inc. (Class A Stock)*(a)	80,803	3,169,094
Visa, Inc. (Class A Stock)	187,031	21,057,820

		38,546,927

Media — 3.0%
Comcast Corp. (Class A Stock)	310,546	11,657,897

Personal Products — 3.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	95,569	11,929,878

Semiconductors & Semiconductor Equipment — 2.1%
NVIDIA Corp.	41,747	8,379,040

Software — 11.8%
Activision Blizzard, Inc.	181,610	11,332,464
Adobe Systems, Inc.*	80,244	14,561,879
salesforce.com, Inc.*	138,591	14,457,813
Workday, Inc. (Class A Stock)*	57,853	5,958,859

		46,311,015

Specialty Retail — 0.7%
Industria de Diseno Textil SA (Spain), ADR	150,702	2,668,631

Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	155,834	26,780,073

Textiles, Apparel & Luxury Goods — 4.4%
Kering (France)	12,929	5,733,312
LVMH Moet Hennessy Louis Vuitton SE (France)	39,841	11,606,136

		17,339,448

TOTAL LONG-TERM INVESTMENTS (cost $206,272,563)		372,401,605

SHORT-TERM INVESTMENTS — 11.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	13,258,684	13,258,684
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $31,563,044; includes $31,528,786 of cash collateral for securities on loan)(b)(w)	31,560,428	31,563,584

TOTAL SHORT-TERM INVESTMENTS (cost $44,821,728)		44,822,268

TOTAL INVESTMENTS — 106.4% (cost $251,094,291)		417,223,873
Liabilities in excess of other assets — (6.4)%		(25,314,239)

NET ASSETS — 100.0%		$391,909,634

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,006,302; cash collateral of $31,528,786 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,300,360	$—	$—
Automobiles	7,558,795	—	—
Banks	15,928,848	—	—
Biotechnology	17,936,373	—	—
Health Care Equipment & Supplies	2,270,040	—	—
Health Care Providers & Services	10,947,597	—	—
Hotels, Restaurants & Leisure	9,433,941	—	—
Internet & Direct Marketing Retail	45,040,702	—	—

	Level 1	Level 2	Level 3
Internet Software & Services	$67,470,196	$20,901,844	$—
IT Services	38,546,927	—	—
Media	11,657,897	—	—
Personal Products	11,929,878	—	—
Semiconductors & Semiconductor Equipment	8,379,040	—	—
Software	46,311,015	—	—
Specialty Retail	2,668,631	—	—
Technology Hardware, Storage & Peripherals	26,780,073	—	—
Textiles, Apparel & Luxury Goods	—	17,339,448	—
Affiliated Mutual Funds	44,822,268	—	—

Total	$378,982,581	$38,241,292	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA Global Tactical Allocation Fund

Consolidated Schedule of Investments

as of November 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 86.3%
U.S. TREASURY OBLIGATIONS(n) — 64.4%
U.S. Treasury Bills(h)(k)	0.951%	12/21/17	200	$199,881
U.S. Treasury Bills(bb)(k)	1.018%	12/21/17	810	809,518
U.S. Treasury Bills(h)(k)	1.018%	12/21/17	2,000	1,998,808
U.S. Treasury Bills(h)(k)	1.018%	12/21/17	2,440	2,438,546
U.S. Treasury Bills	1.052%	01/18/18	16,100	16,076,011

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,524,394)				21,522,764

			Shares
AFFILIATED MUTUAL FUND — 21.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $7,319,645)(w)			7,319,645	7,319,645

TOTAL INVESTMENTS — 86.3% (cost $28,844,039)				28,842,409
Other assets in excess of liabilities(z) — 13.7%				4,559,369

NET ASSETS 100.0%				$33,401,778

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivative.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchanged-traded derivatives.
(n)	Rates shown are the effective yields at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
39	10 Year Australian Treasury Bonds	Dec. 2017	$29,394,865	$29,422,028	$27,163
29	10 Year Euro-Bund	Dec. 2017	5,619,215	5,616,644	(2,571)
6	10 Year U.K. Gilt	Mar. 2018	1,007,398	1,002,935	(4,463)
1	ASX SPI 200 Index	Dec. 2017	108,336	113,195	4,859
242	BIST National 30 Index	Dec. 2017	821,711	796,130	(25,581)
1	DAX Index	Dec. 2017	372,012	388,393	16,381
57	Euro STOXX 50 Index	Dec. 2017	2,370,477	2,424,074	53,597
17	FTSE 100 Index	Dec. 2017	1,684,270	1,684,987	717
15	FTSE/MIB Index	Dec. 2017	1,975,874	1,997,566	21,692
13	Hang Seng China Enterprises Index	Dec. 2017	973,035	958,836	(14,199)
13	IBEX 35 Index	Dec. 2017	1,531,292	1,578,224	46,932
119	S&P 500 E-Mini Index	Dec. 2017	14,839,118	15,755,005	915,887
21	TOPIX Index	Dec. 2017	2,932,294	3,353,059	420,765
37	WIG20 Index	Dec. 2017	525,614	508,631	(16,983)

3	Yen Denominated Nikkei 225 Index	Dec. 2017	256,164	304,878	48,714

					1,492,910

	Short Positions:
59	10 Year Canadian Government Bonds	Mar. 2018	6,214,402	6,251,444	(37,042)
17	10 Year Mini Japanese Government Bonds	Dec. 2017	2,280,137	2,278,902	1,235
39	10 Year U.S. Treasury Notes	Mar. 2018	4,870,734	4,837,828	32,906
27	CAC40 10 Euro	Dec. 2017	1,698,438	1,724,939	(26,501)
31	FTSE/JSE Top 40 Index	Dec. 2017	1,140,416	1,209,373	(68,957)
35	MEX Bolsa Index	Dec. 2017	915,085	885,727	29,358
14	MSCI Taiwan Stock Index	Dec. 2017	560,840	548,940	11,900
103	OMXS30 Index	Dec. 2017	1,986,536	1,981,018	5,518
6	S&P/TSX 60 Index	Dec. 2017	822,230	884,734	(62,504)
5	SGX Nifty 50 Index	Dec. 2017	104,299	102,780	1,519

					(112,568)

					$1,380,342

Commodity Futures contracts outstanding at November 30, 2017(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
4	Copper	Mar. 2018	$306,300	$306,400	$100
4	E-Mini Crude Oil	Jan. 2018	110,700	114,800	4,100
10	Gasoline RBOB	Jan. 2018	729,553	726,600	(2,953)
3	Gold 100 OZ	Feb. 2018	387,810	383,010	(4,800)
5	Live Cattle	Feb. 2018	248,990	249,950	960
15	LME Nickel	Dec. 2017	957,240	995,130	37,890
8	LME Zinc	Dec. 2017	640,169	633,450	(6,719)
2	Mini Gold	Feb. 2018	82,765	81,709	(1,056)
2	Mini Silver	Mar. 2018	34,459	32,948	(1,511)
9	NY Harbor ULSD	Jan. 2018	717,738	717,293	(445)
5	Silver	Mar. 2018	431,625	411,850	(19,775)
3	Soybean	Jan. 2018	147,413	147,863	450
6	Sugar #11 (World)	Mar. 2018	101,232	101,338	106
10	WTI Crude	Jan. 2018	553,220	574,000	20,780

					27,127

	Short Positions:
6	Coffee ‘C’	Mar. 2018	290,944	289,125	1,819
1	Corn	Mar. 2018	17,513	17,788	(275)
6	Cotton No. 2	Mar. 2018	206,330	218,430	(12,100)
18	Lean Hogs	Dec. 2017	428,332	462,780	(34,448)
7	LME Nickel	Dec. 2017	485,184	464,394	20,790
1	LME PRI Aluminum	Dec. 2017	52,038	50,825	1,213
7	Natural Gas	Jan. 2018	224,840	211,750	13,090
22	No. 2 Soft Red Winter Wheat	Mar. 2018	489,775	476,300	13,475
27	Soybean Oil	Jan. 2018	553,650	548,370	5,280

					8,844

					$35,971

Cash and foreign currency of $41,067 and securities with a combined market value of $3,447,945 have been segregated with Morgan Stanley to cover requirements for open futures contracts at November 30, 2017.

(1) Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at November 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 12/20/17	Morgan Stanley	AUD	2,650	$2,043,577	$2,004,261	$(39,316)
British Pound, Expiring 12/20/17	Morgan Stanley	GBP	2,650	3,516,156	3,587,092	70,936
Expiring 12/20/17	Morgan Stanley	GBP	2,500	3,314,485	3,384,049	69,564
Canadian Dollar, Expiring 12/20/17	Morgan Stanley	CAD	3,050	2,502,406	2,364,934	(137,472)
Expiring 12/20/17	Morgan Stanley	CAD	2,850	2,249,213	2,209,856	(39,357)
Euro, Expiring 12/20/17	Morgan Stanley	EUR	3,050	3,586,742	3,635,740	48,998
Expiring 12/20/17	Morgan Stanley	EUR	1,350	1,585,802	1,609,262	23,460
Expiring 12/20/17	Morgan Stanley	EUR	200	236,869	238,409	1,540
Japanese Yen, Expiring 12/20/17	Morgan Stanley	JPY	265,000	2,406,722	2,357,601	(49,121)
Expiring 12/20/17	Morgan Stanley	JPY	15,000	133,307	133,450	143
Expiring 12/20/17	Morgan Stanley	JPY	10,000	89,101	88,966	(135)
New Zealand Dollar, Expiring 12/20/17	Morgan Stanley	NZD	3,750	2,579,105	2,562,361	(16,744)
Expiring 12/20/17	Morgan Stanley	NZD	3,350	2,288,067	2,289,044	977
Expiring 12/20/17	Morgan Stanley	NZD	1,050	747,485	717,461	(30,024)
Norwegian Krone, Expiring 12/20/17	Morgan Stanley	NOK	19,250	2,448,281	2,315,679	(132,602)
Expiring 12/20/17	Morgan Stanley	NOK	9,000	1,126,739	1,082,655	(44,084)
Expiring 12/20/17	Morgan Stanley	NOK	6,000	752,731	721,770	(30,961)
Swedish Krona, Expiring 12/20/17	Morgan Stanley	SEK	36,500	4,508,070	4,368,485	(139,585)
Expiring 12/20/17	Morgan Stanley	SEK	3,000	357,716	359,053	1,337
Swiss Franc, Expiring 12/20/17	Morgan Stanley	CHF	500	508,201	509,265	1,064
Expiring 12/20/17	Morgan Stanley	CHF	250	252,733	254,633	1,900

				$37,233,508	$36,794,026	(439,482)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 12/20/17	Morgan Stanley	AUD	2,800	$2,183,125	$2,117,709	$65,416
Expiring 12/20/17	Morgan Stanley	AUD	650	492,618	491,611	1,007
Expiring 12/20/17	Morgan Stanley	AUD	450	341,761	340,346	1,415
British Pound, Expiring 12/20/17	Morgan Stanley	GBP	3,450	4,540,561	4,669,988	(129,427)
Expiring 12/20/17	Morgan Stanley	GBP	1,850	2,452,917	2,504,196	(51,279)
Canadian Dollar, Expiring 12/20/17	Morgan Stanley	CAD	3,550	2,831,806	2,752,628	79,178
Expiring 12/20/17	Morgan Stanley	CAD	2,800	2,190,911	2,171,086	19,825
Expiring 12/20/17	Morgan Stanley	CAD	350	273,848	271,386	2,462
Euro, Expiring 12/20/17	Morgan Stanley	EUR	1,750	2,068,935	2,086,080	(17,145)
Japanese Yen, Expiring 12/20/17	Morgan Stanley	JPY	45,000	395,846	400,348	(4,502)
Expiring 12/20/17	Morgan Stanley	JPY	5,000	44,595	44,483	112

New Zealand Dollar, Expiring 12/20/17	Morgan Stanley	NZD	3,100	2,247,662	2,118,220	129,442
Expiring 12/20/17	Morgan Stanley	NZD	700	482,304	478,307	3,997
Norwegian Krone, Expiring 12/20/17	Morgan Stanley	NOK	19,000	2,302,813	2,285,605	17,208
Expiring 12/20/17	Morgan Stanley	NOK	1,000	121,692	120,295	1,397
Swedish Krona, Expiring 12/20/17	Morgan Stanley	SEK	25,250	3,081,320	3,022,034	59,286
Expiring 12/20/17	Morgan Stanley	SEK	24,250	3,042,910	2,902,349	140,561
Expiring 12/20/17	Morgan Stanley	SEK	19,000	2,243,525	2,274,006	(30,481)
Swiss Franc, Expiring 12/20/17	Morgan Stanley	CHF	3,400	3,551,225	3,463,003	88,222
Expiring 12/20/17	Morgan Stanley	CHF	1,950	2,002,656	1,986,134	16,522
Expiring 12/20/17	Morgan Stanley	CHF	200	202,445	203,707	(1,262)

				$37,095,475	$36,703,521	391,954

						$(47,528)

Total return swap agreements outstanding at November 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	12/13/17	BRL	(448)	Pay or receive upon termination amounts based on the market value fluctuation of Bovespa Index Futures	$4,741	$—	$4,741
Credit Suisse First Boston Corp.	12/14/17	KRW	545,825	Pay or receive upon termination amounts based on the market value fluctuation of KOSPI 200 Futures	22,031	—	22,031
Credit Suisse First Boston Corp.	12/15/17	CHF	(993)	Pay or receive upon termination amounts based on the market value fluctuation of the Swiss Market Index Futures	(34,297)	—	(34,297)

					$(7,525)	$—	$(7,525)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$21,522,764	$—
Affiliated Mutual Fund	7,319,645	—	—
Other Financial Instruments*
Financial Futures Contracts	1,380,342	—	—
Commodity Futures Contracts	35,971	—	—

	Level 1	Level 2	Level 3
Investments in Securities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(47,528)	$—
OTC Total Return Swap Agreements	—	(7,525)	—

Total	$8,735,958	$21,467,711	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA Strategic Value Fund

Schedule of Investments

as of November 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 99.5%
Aerospace & Defense — 0.4%
Spirit AeroSystems Holdings, Inc. (Class A Stock)	17,100	$1,440,675

Airlines — 2.1%
Delta Air Lines, Inc.	48,600	2,571,912
JetBlue Airways Corp.*	38,300	822,301
Southwest Airlines Co.	51,800	3,142,706
United Continental Holdings, Inc.*	29,200	1,848,944

		8,385,863

Auto Components — 1.6%
BorgWarner, Inc.	53,200	2,962,176
Lear Corp.	20,100	3,635,889

		6,598,065

Automobiles — 2.4%
Ford Motor Co.	381,000	4,770,120
General Motors Co.	117,400	5,058,766

		9,828,886

Banks — 17.2%
Bank of America Corp.	386,605	10,890,663
BB&T Corp.	35,600	1,759,352
Citigroup, Inc.	114,393	8,636,671
Citizens Financial Group, Inc.	61,700	2,511,190
Comerica, Inc.	4,300	358,233
East West Bancorp, Inc.	10,600	652,324
Fifth Third Bancorp	86,020	2,624,470
JPMorgan Chase & Co.	146,900	15,353,988
KeyCorp	67,200	1,275,456
PacWest Bancorp	15,700	748,262
PNC Financial Services Group, Inc. (The)	40,700	5,720,792
Regions Financial Corp.	168,100	2,788,779
SunTrust Banks, Inc.	69,200	4,264,796
U.S. Bancorp	37,600	2,073,640
Wells Fargo & Co.	168,199	9,498,198

		69,156,814

Biotechnology — 1.3%
Amgen, Inc.	10,800	1,897,128
Gilead Sciences, Inc.	46,500	3,477,270

		5,374,398

Capital Markets — 3.9%
Ameriprise Financial, Inc.	11,400	1,860,822
Bank of New York Mellon Corp. (The)	44,000	2,408,560
Franklin Resources, Inc.	9,300	403,155
Goldman Sachs Group, Inc. (The)	9,200	2,278,288
Lazard Ltd. (Class A Stock)	2,500	123,125
Morgan Stanley	110,560	5,706,002
State Street Corp.	30,300	2,889,105

		15,669,057

Chemicals — 1.8%
Ashland Global Holdings, Inc.	23,100	1,708,938
Eastman Chemical Co.	19,100	1,764,267
Huntsman Corp.	39,100	1,249,636
LyondellBasell Industries NV, (Class A Stock)	24,000	2,512,800

		7,235,641

Communications Equipment — 1.5%
Cisco Systems, Inc.	81,200	3,028,760
Juniper Networks, Inc.	115,000	3,192,400

		6,221,160

Construction & Engineering — 0.3%
AECOM*	34,400	1,290,000

Consumer Finance — 4.2%
Ally Financial, Inc.	34,900	937,414
American Express Co.	47,900	4,680,309
Capital One Financial Corp.	50,400	4,636,800
Discover Financial Services	11,800	833,080
Navient Corp.	29,700	374,517
Santander Consumer USA Holdings, Inc.	103,300	1,780,892
Synchrony Financial	100,600	3,610,534

		16,853,546

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	19,100	1,140,843
Owens-Illinois, Inc.*	34,900	845,278

		1,986,121

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc. (Class B Stock)*	44,300	8,550,343
Leucadia National Corp.	11,800	310,458

		8,860,801

Diversified Telecommunication Services — 3.5%
AT&T, Inc.	257,639	9,372,907
CenturyLink, Inc.	24,300	354,537
Verizon Communications, Inc.	84,700	4,310,383

		14,037,827

Electric Utilities — 3.0%
Entergy Corp.	21,700	1,876,616
Exelon Corp.	90,200	3,762,242
PG&E Corp.	56,500	3,064,560
PPL Corp.	92,200	3,380,974

		12,084,392

Electrical Equipment — 0.5%
Regal Beloit Corp.	24,500	1,885,275

Energy Equipment & Services — 0.7%
Schlumberger Ltd.	13,100	823,335
Transocean Ltd.*(a)	183,300	1,858,662

		2,681,997

Equity Real Estate Investment Trusts (REITs) — 1.5%
Brixmor Property Group, Inc.	40,200	726,414
DDR Corp.	265,500	2,025,765
Hospitality Properties Trust	31,600	947,684
Spirit Realty Capital, Inc.	263,900	2,253,706

		5,953,569

Food & Staples Retailing — 2.0%
CVS Health Corp.	51,300	3,929,580
US Foods Holding Corp.*	7,300	212,576
Wal-Mart Stores, Inc.	16,600	1,614,018
Walgreens Boots Alliance, Inc.	30,100	2,190,076

		7,946,250

Food Products — 1.1%
Archer-Daniels-Midland Co.	83,400	3,325,992
Ingredion, Inc.	4,400	609,312
Tyson Foods, Inc. (Class A Stock)	5,200	427,700

		4,363,004

Health Care Equipment & Supplies — 0.1%
Medtronic PLC	2,900	238,177

Health Care Providers & Services — 5.8%
AmerisourceBergen Corp.	2,700	229,014
Anthem, Inc.	22,200	5,216,112
Centene Corp.*	41,000	4,185,690
DaVita, Inc.*	41,800	2,552,308
Express Scripts Holding Co.*	63,700	4,151,966
Humana, Inc.	12,200	3,182,492
LifePoint Health, Inc.*	16,400	783,920
McKesson Corp.	14,300	2,112,682
MEDNAX, Inc.*	5,500	273,845
Universal Health Services, Inc., (Class B Stock)	6,400	693,440

		23,381,469

Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	21,300	1,398,132
Extended Stay America, Inc.	34,200	597,474
International Game Technology PLC	57,000	1,566,930
Norwegian Cruise Line Holdings Ltd.*	61,900	3,352,504
Royal Caribbean Cruises Ltd.	32,300	4,001,324

		10,916,364

Household Durables — 0.9%
Toll Brothers, Inc.	73,900	3,719,387

Household Products — 1.0%
Procter & Gamble Co. (The)	43,600	3,923,564

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	9,800	103,684

Industrial Conglomerates — 0.3%
General Electric Co.	66,900	1,223,601

Insurance — 6.6%
Aflac, Inc.	32,700	2,865,828
Allstate Corp. (The)	20,000	2,053,200
American Financial Group, Inc.	15,900	1,670,454
Chubb Ltd.	18,900	2,874,879
CNA Financial Corp.	5,000	271,900
FNF Group	19,400	784,924
Hartford Financial Services Group, Inc. (The)	58,300	3,348,752
Lincoln National Corp.	23,600	1,806,580
Loews Corp.	49,400	2,483,832
Principal Financial Group, Inc.	55,400	3,921,766
Reinsurance Group of America, Inc.	14,500	2,349,725
Travelers Cos., Inc. (The)	3,100	420,267
Unum Group	29,100	1,647,642

		26,499,749

Internet & Direct Marketing Retail — 0.2%
Liberty Expedia Holdings, Inc. (Class A Stock)*	21,200	955,696

IT Services — 0.4%
International Business Machines Corp.	9,100	1,401,127

Machinery — 0.2%
PACCAR, Inc.	11,400	801,762

Media — 0.7%
Comcast Corp. (Class A Stock)	13,600	510,544
John Wiley & Sons, Inc. (Class A Stock)	6,600	390,390
TEGNA, Inc.	63,200	839,296
Viacom, Inc. (Class A Stock)(a)	2,000	68,100
Viacom, Inc. (Class B Stock)	42,000	1,189,440

		2,997,770

Metals & Mining — 2.6%
Freeport-McMoRan, Inc.*	239,100	3,328,272
Reliance Steel & Aluminum Co.	24,700	1,941,667
Steel Dynamics, Inc.	86,400	3,326,400
Tahoe Resources, Inc.	164,000	723,240
United States Steel Corp.	44,700	1,292,724

		10,612,303

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AGNC Investment Corp.	145,600	2,897,440
Annaly Capital Management, Inc.	213,000	2,485,710
Chimera Investment Corp.	99,200	1,815,360
Granite Point Mortgage Trust, Inc.	8,092	145,251
MFA Financial, Inc.	39,900	319,200
Two Harbors Investment Corp.	42,700	683,200

		8,346,161

Multi-Utilities — 1.0%
Public Service Enterprise Group, Inc.	79,300	4,207,658

Multiline Retail — 1.0%
Kohl’s Corp.	23,800	1,141,686
Macy’s, Inc.(a)	38,000	904,400
Target Corp.	31,500	1,886,850

		3,932,936

Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	43,700	5,199,863
Exxon Mobil Corp.	111,600	9,295,164
Gulfport Energy Corp.*	138,500	1,772,800
Laredo Petroleum, Inc.*	18,700	199,903
Marathon Petroleum Corp.	47,300	2,962,399
Newfield Exploration Co.*	58,800	1,818,684
Southwestern Energy Co.*	325,800	2,072,088
Valero Energy Corp.	37,600	3,219,312

		26,540,213

Paper & Forest Products — 0.3%
Domtar Corp.	22,700	1,094,594

Pharmaceuticals — 3.8%
Johnson & Johnson	50,800	7,077,964
Mallinckrodt PLC*	9,900	216,018
Merck & Co., Inc.	29,000	1,602,830
Mylan NV*	80,600	2,944,318
Pfizer, Inc.	98,156	3,559,137

		15,400,267

Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*	49,800	2,159,328
Jones Lang LaSalle, Inc.	4,300	655,707

		2,815,035

Road & Rail — 0.4%
Ryder System, Inc.	19,600	1,616,608

Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	216,000	9,685,440
Micron Technology, Inc.*	78,800	3,340,332

		13,025,772

Software — 0.3%
Oracle Corp.	21,200	1,040,072

Specialty Retail — 2.6%
Best Buy Co., Inc.	36,000	2,145,960
Dick’s Sporting Goods, Inc.	26,100	768,906
GameStop Corp. (Class A Stock)	44,000	825,000
Gap, Inc. (The)	61,100	1,974,141
Michaels Cos., Inc. (The)*	31,000	669,600
Penske Automotive Group, Inc.	38,100	1,842,516
Sally Beauty Holdings, Inc.*	86,500	1,474,825
Urban Outfitters, Inc.*(a)	23,800	740,656

		10,441,604

Technology Hardware, Storage & Peripherals — 2.3%
Hewlett Packard Enterprise Co.	250,500	3,494,475
HP, Inc.	146,900	3,151,005
Western Digital Corp.	33,100	2,610,266

		9,255,746

Textiles, Apparel & Luxury Goods — 1.0%
Michael Kors Holdings Ltd.*	22,900	1,338,276
Ralph Lauren Corp.	28,400	2,702,260

		4,040,536

Tobacco — 0.4%
Philip Morris International, Inc.	16,700	1,715,925

Trading Companies & Distributors — 0.6%
Air Lease Corp.	26,700	1,156,110
HD Supply Holdings, Inc.*	8,500	314,330
United Rentals, Inc.*	6,700	1,068,516

		2,538,956

TOTAL COMMON STOCKS (cost $317,952,728)		400,640,077

EXCHANGE TRADED FUND — 0.2%
iShares Russell 1000 Value ETF (cost $778,285)	6,600	811,998

TOTAL LONG-TERM INVESTMENTS (cost $318,731,013)		401,452,075

SHORT-TERM INVESTMENTS — 0.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	281,743	281,743
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $2,923,676; includes $2,917,651 of cash collateral for securities on loan)(b)(w)	2,923,578	2,923,870

TOTAL SHORT-TERM INVESTMENTS (cost $3,205,419)		3,205,613

TOTAL INVESTMENTS — 100.5% (cost $321,936,432)		404,657,688
Liabilities in excess of other assets — (0.5)%		(1,947,954)

NET ASSETS — 100.0%		$402,709,734

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $2,876,323; cash collateral of $2,917,651 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,440,675	$—	$—
Airlines	8,385,863	—	—
Auto Components	6,598,065	—	—
Automobiles	9,828,886	—	—
Banks	69,156,814	—	—
Biotechnology	5,374,398	—	—
Capital Markets	15,669,057	—	—
Chemicals	7,235,641	—	—
Communications Equipment	6,221,160	—	—
Construction & Engineering	1,290,000	—	—
Consumer Finance	16,853,546	—	—
Containers & Packaging	1,986,121	—	—
Diversified Financial Services	8,860,801	—	—
Diversified Telecommunication Services	14,037,827	—	—
Electric Utilities	12,084,392	—	—
Electrical Equipment	1,885,275	—	—
Energy Equipment & Services	2,681,997	—	—
Equity Real Estate Investment Trusts (REITs)	5,953,569	—	—
Food & Staples Retailing	7,946,250	—	—

	Level 1	Level 2	Level 3
Food Products	$4,363,004	$—	$—
Health Care Equipment & Supplies	238,177	—	—
Health Care Providers & Services	23,381,469	—	—
Hotels, Restaurants & Leisure	10,916,364	—	—
Household Durables	3,719,387	—	—
Household Products	3,923,564	—	—
Independent Power & Renewable Electricity Producers	103,684	—	—
Industrial Conglomerates	1,223,601	—	—
Insurance	26,499,749	—	—
Internet & Direct Marketing Retail	955,696	—	—
IT Services	1,401,127	—	—
Machinery	801,762	—	—
Media	2,997,770	—	—
Metals & Mining	10,612,303	—	—
Mortgage Real Estate Investment Trusts (REITs)	8,346,161	—	—
Multi-Utilities	4,207,658	—	—
Multiline Retail	3,932,936	—	—
Oil, Gas & Consumable Fuels	26,540,213	—	—
Paper & Forest Products	1,094,594	—	—
Pharmaceuticals	15,400,267	—	—
Real Estate Management & Development	2,815,035	—	—
Road & Rail	1,616,608	—	—
Semiconductors & Semiconductor Equipment	13,025,772	—	—
Software	1,040,072	—	—
Specialty Retail	10,441,604	—	—
Technology Hardware, Storage & Peripherals	9,255,746	—	—
Textiles, Apparel & Luxury Goods	4,040,536	—	—
Tobacco	1,715,925	—	—
Trading Companies & Distributors	2,538,956	—	—
Exchange Traded Fund	811,998	—	—
Affiliated Mutual Funds	3,205,613	—	—

Total	$404,657,688	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Unconstrained Bond Fund

Schedule of Investments

as of November 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 90.2%
ASSET-BACKED SECURITIES — 24.8%
Collateralized Loan Obligations — 19.2%
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	2.607	%(c)	01/16/30		250	$251,373
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	2.915	%(c)	01/24/29		250	252,311
Credit Suisse Mortgage Trust, Series 2017-6R, Class A1^	2.783%		03/06/47		215	215,483
CVC CorDATUS Loan Fund III Ltd. (Ireland), Series 3A, Class C2R, 144A (original cost $266,513; purchased 12/02/16)(f)	3.000%		07/15/27	EUR	250	296,651
Griffith Park CLO DAC (Ireland), Series 1A, Class A2B, 144A	2.150%		10/15/29	EUR	500	594,878
HPC Investment Partners CLO, Series 2013-2RR, Class A2, 144A	1.625	%(cc)	10/20/29		750	715,875
Jubilee CLO (Netherlands), Series 2017-19A, Class A1, 144A	0.000	%(cc)	07/15/30	EUR	250	297,890
MJX Venture Management II LLC (Cayman Islands), Series 2017-29RR, Class B, 144A, 3 Month LIBOR + 2.170%^	3.487	%(c)	09/08/30		500	493,700
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.561	%(c)	07/15/30		250	252,048
OCP Euro CLO (Ireland), Series 2017-2A, Class A, 144A, 3 Month Euribor + 0.820%	0.491	%(c)	01/15/32	EUR	750	893,267
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.613	%(c)	10/22/30		500	503,373
Shackleton CLO III Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		500	501,245
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.243	%(c)	07/20/27		250	250,722
Sound Point CLO XVII (Cayman Islands), Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	2.580	%(c)	10/20/30		250	250,417
St Paul’s CLO IV DAC (Ireland), Series 4A, Class A2BR, 144A	2.050%		04/25/30	EUR	500	597,239
St. Paul’s CLO VII DAC (Netherlands), Series 7A, Class B2, 144A	2.400%		04/30/30	EUR	500	594,110
Venture XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.239	%(c)	07/15/27		250	250,543
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	2.569	%(c)	10/15/30		250	250,263
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A, 3 Month LIBOR + 3.400%	4.778	%(c)	10/30/23		250	250,048

						7,711,436

Consumer Loans — 3.5%
Lendmark Funding Trust, Series 2017-1A, Class C, 144A	5.410%		12/22/25		100	102,829
Lendmark Funding Trust, Series 2017-2A, Class C, 144A^	4.330%		05/20/26		100	99,973
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25		500	499,630
OneMain Financial Issuance Trust, Series 2017-1A, Class C, 144A	3.350%		09/14/32		100	98,947
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850%		11/08/21		250	252,675
Oportun Funding VII LLC, Series 2017-B, Class B, 144A	4.260%		10/10/23		250	248,846
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.329	%(c)	08/25/23		125	125,368

						1,428,268

Home Equity Loans — 0.3%
New Century Home Equity Loan Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.080%	2.409	%(c)	01/25/34		132	135,146

Residential Mortgage-Backed Securities — 1.3%
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.392	%(c)	12/26/46		382	384,804
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250	%(cc)	04/25/59		136	136,086

						520,890

Student Loans — 0.5%
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR + 0.170%	1.537	%(c)	07/25/25		200	182,466

TOTAL ASSET-BACKED SECURITIES (cost $9,762,594)						9,978,206

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
BBCMS Mortgage Trust, Series 2016-ETC, Class E, 144A	3.729	%(cc)	08/14/36		250	222,433
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class E, 144A	3.442	%(cc)	04/05/33		250	248,091
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935	%(cc)	12/10/36		250	247,738
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935	%(cc)	12/10/36		250	235,497
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.502	%(cc)	03/25/26		1,155	106,755
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K066, Class X1, IO	0.891	%(cc)	06/25/27		7,537	452,251
GS Mortgage Securities Trust, Series 2017-GS7, Class A3	3.167%		08/10/50		750	750,793
Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, IO, 144A	0.343	%(cc)	06/15/33		184,540	282,346

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,555,461)						2,545,904

CORPORATE BONDS — 42.0%
Advertising — 0.2%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%		10/01/22		100	72,500

Auto Manufacturers — 0.9%
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%		12/08/46		50	53,217
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28		70	85,075
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		100	116,281
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	2.200%		01/15/24	EUR	100	121,703

						376,276

Auto Parts & Equipment — 0.3%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	100	131,225

Banks — 4.6%
Bank of America Corp., Jr. Sub. Notes	6.100%		12/31/49		110	121,963
Bank of America Corp., Jr. Sub. Notes	8.125%		12/31/49		130	133,584
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%		07/21/28		70	70,956
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.244%		04/24/38		50	53,280
Citigroup, Inc., Jr. Sub. Notes	5.950%		12/31/49		235	246,487
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700%		12/31/49		130	133,705
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27		150	153,109
JPMorgan Chase & Co., Jr. Sub. Notes	6.000%		12/31/49		120	130,050
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%		12/31/49		125	126,553
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%		05/01/28		100	100,857

Morgan Stanley, Jr. Sub. Notes	5.450%	12/31/49		250	257,600
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38		110	111,740
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	5.875%	03/16/23		200	204,614

					1,844,498

Beverages — 0.1%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%	01/31/27		34	35,768

Biotechnology — 0.1%
Celgene Corp., Sr. Unsec’d. Notes	4.350%	11/15/47		45	45,483

Building Materials — 0.2%
U.S. Concrete, Inc., Gtd. Notes	6.375%	06/01/24		75	80,437

Chemicals — 1.6%
Blue Cube Spinco, Inc., Gtd. Notes	9.750%	10/15/23		115	136,994
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26		100	104,331
Hexion, Inc., Sec’d. Notes, 144A(a)	13.750%	02/01/22		100	81,250
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500%	01/15/48		200	194,500
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.500%	01/15/21	EUR	100	122,881
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	06/01/27		10	10,098

					650,054

Commercial Services — 1.2%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%	11/01/46		100	95,365
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25		250	264,530
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28		50	50,563
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27		25	26,500
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26		25	26,906

					463,864

Computers — 0.1%
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23		25	27,188

Distribution/Wholesale — 0.3%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23		100	102,500

Diversified Financial Services — 0.1%
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27		45	45,745

Electric — 3.8%
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24		105	101,456
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25		75	72,188
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%	06/15/21	EUR	100	124,307
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		125	138,438
Dynegy, Inc., Gtd. Notes	7.625%	11/01/24		275	299,406
Dynegy, Inc., Gtd. Notes, 144A	8.000%	01/15/25		175	192,500
Exelon Corp., Jr. Sub. Notes	3.497%	06/01/22		80	81,835
FirstEnergy Corp., Sr. Unsec’d. Notes	3.900%	07/15/27		85	86,732
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)	9.875%	10/15/20		250	177,500
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%	01/20/20		100	109,950
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes	10.000%	03/01/27		150	160,125

					1,544,437

Energy - Alternate Sources — 0.5%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000%	02/13/22		200	204,689

Entertainment — 2.2%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250%	02/28/47	GBP	100	137,738
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23		175	188,344
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26		125	115,937
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625%	05/01/24		100	103,750
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21		75	77,250
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22		225	247,781

					870,800

Environmental Control — 0.3%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24		100	103,250

Foods — 1.6%
JBS USA LLC, Sr. Unsec’d. Notes	5.750%	06/15/25		280	273,350
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19		75	76,687
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21		300	290,250

					640,287

Healthcare-Services — 2.8%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23		75	75,375
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22		350	210,875
HCA, Inc., Gtd. Notes	5.375%	02/01/25		300	311,250
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20		175	176,313
Polaris Intermediate Corp., Sr. Unsec’d. Notes, PIK,144A	8.500%	12/01/22		25	26,010
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.250%	07/01/22	EUR	125	157,708
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		100	101,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/01/25		50	45,375

					1,103,906

Home Builders — 1.2%
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22		125	130,786
Lennar Corp., Gtd. Notes	4.750%	05/30/25		150	154,875
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21		100	101,858
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22		100	103,250

					490,769

Household Products/Wares — 0.3%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	100	125,767

Insurance — 0.4%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44		75	82,314
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		75	84,943

					167,257

Internet — 0.3%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%	05/15/27	EUR	100	119,620

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%	08/10/26		3	3,480

Leisure Time — 0.3%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25		75	80,812
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25		25	26,063

					106,875

Lodging — 1.3%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22	125	137,344
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	150	165,375
Studio City Co. Ltd. (Hong Kong), Sr. Sec’d. Notes	7.250%	11/30/21	200	212,000

				514,719

Media — 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	75	76,758
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	50	52,313
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	550	557,563
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	15	17,265
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	15	17,249
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	30	35,115
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	100	100,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	100	99,000
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37	5	5,007
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47	15	14,855
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26	50	50,875
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	25	24,927
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	64	66,400

				1,117,952

Miscellaneous Manufacturing — 0.8%
Amsted Industries, Inc., Gtd. Notes, 144A(a)	5.000%	03/15/22	200	205,750
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	12/01/24	125	126,050

				331,800

Oil & Gas — 3.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	100	108,750
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	100	105,750
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500%	01/30/26	75	75,938
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	100	110,750
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	50	52,703
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes	7.000%	05/05/20	100	108,875
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22	400	405,546
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	125	114,531
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	5	5,325
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	10	11,020
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	70	79,557
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25	25	24,994
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22	10	10,690
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.750%	09/21/47	25	26,435
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23	125	132,031

				1,372,895

Pharmaceuticals — 1.8%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25		200	155,500
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27		40	39,044
Mylan NV, Gtd. Notes(a)	3.950%	06/15/26		90	89,662
Nidda BondCo GmbH (Germany), Gtd. Notes, 144A	5.000%	09/30/25	EUR	100	121,755
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23		100	87,480
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21		135	133,313
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24		100	113,000

					739,754

Pipelines — 0.5%
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47		25	25,210
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40		100	112,625
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45		76	78,903

					216,738

Real Estate — 0.3%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21		125	132,812

Retail — 2.1%
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22		100	95,500
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875%	04/01/24		200	218,800
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000%	07/01/22		75	72,094
PetSmart, Inc., Gtd. Notes, 144A	7.125%	03/15/23		200	146,000
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20		75	66,000
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23		125	115,625
Ruby Tuesday, Inc., Gtd. Notes	7.625%	05/15/20		50	50,875
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22		150	85,500

					850,394

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27		50	48,995

Software — 2.5%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21		500	506,095
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		200	212,000
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57		20	22,944
Quintiles IMS, Inc., Sr. Unsec’d. Notes	3.500%	10/15/24	EUR	200	249,533

					990,572

Telecommunications — 2.2%
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000%	09/15/25		175	134,313
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750%	07/15/25		190	184,062
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28		200	205,250
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32		150	173,625
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	3.125%	01/20/25	EUR	175	205,128

					902,378

Transportation — 0.3%
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	7.875%	07/31/23		100	103,500

Water — 0.5%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750%		10/10/24		200	203,750

TOTAL CORPORATE BONDS (cost $16,630,310)						16,882,934

FOREIGN GOVERNMENT BONDS — 7.0%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		04/22/21		150	162,825
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	18	24,570
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	3	3,749
Argentine Republic Government International Bond (Argentina), Unsec’d. Notes	5.000%		01/15/27	EUR	155	188,179
Brazil Minas Spe Via State of Minas Gerais (Brazil), Govt Gtd. Notes, 144A	5.333%		02/15/28		200	201,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		100	109,375
Gabon Government International Bond (Gabon), Bonds	8.200%		12/12/17		200	200,032
Hellenic Republic Government Bond (Greece), Bonds	0.000	%(p)	10/15/42	EUR	10,100	47,966
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/28	EUR	170	174,793
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/33	EUR	80	75,529
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/36	EUR	125	114,622
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	75	90,149
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, 144A	5.125%		06/15/25	EUR	100	127,021
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%		02/15/30	EUR	590	810,056
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		150	173,780
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes	8.950%		01/26/18		100	100,544
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		100	104,785
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/21		100	106,501

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,686,518)						2,815,976

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.4%
Alternative Loan Trust, Series 2006-11CB, Class 2A1	6.250%		05/25/36		162	119,592
Bayview Opportunity Master Fund IVB Trust, Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	3.497	%(c)	10/25/28		267	267,303
CIM Trust, Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.242	%(c)	12/25/57		176	178,097
CIM Trust, Series 2017-3, Class A, 144A, 1 Month LIBOR + 2.000%	3.242	%(c)	01/25/57		113	113,998
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%	5.879	%(c)	10/25/24		225	246,852
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	4.629	%(c)	10/25/27		500	559,005
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.237	%(c)	04/01/22		171	171,660
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.237	%(c)	05/01/22		188	187,548

LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.361	%(c)	05/01/22		164	163,535
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%^	3.111	%(c)	09/01/22		80	79,494
LSTAR Securities Investment Ltd., Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	2.993	%(c)	11/01/22		100	99,897

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,095,256)						2,186,981

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds	2.250%		10/31/24		100	99,605
U.S. Treasury Bonds	2.500%		02/15/45		20	18,736
U.S. Treasury Bonds(k)	2.875%		11/15/46		785	791,072
U.S. Treasury Bonds	3.000%		05/15/47		20	20,660
U.S. Treasury Notes	1.875%		04/30/22		615	608,778
U.S. Treasury Notes	2.125%		11/30/24		20	19,752
U.S. Treasury Notes	2.750%		08/15/47		85	83,552

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,626,939)						1,642,155

				Shares
COMMON STOCKS — 0.6%
Independent Power & Renewable Electricity Producers — 0.5%
Dynegy, Inc.*					16,129	195,645

Oil, Gas & Consumable Fuels — 0.1%
Frontera Energy Corp. (Colombia)*					1,116	32,464

TOTAL LONG-TERM INVESTMENTS (cost $35,619,186)						36,280,265

SHORT-TERM INVESTMENTS — 7.5%
AFFILIATED MUTUAL FUNDS — 6.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)					1,570,015	1,570,015
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,163,831; includes $1,162,775 of cash collateral for securities on loan)(b)(w)					1,163,714	1,163,831

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,733,846)						2,733,846

	Interest Rate		Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATION(n) — 0.6%
Japan Treasury Bills (Japan) (cost $257,404)	0.180%		01/15/18	JPY	28,900	256,841

TOTAL OPTIONS PURCHASED* — 0.1% (cost $49,322)						41,691

TOTAL SHORT-TERM INVESTMENTS (cost $3,040,572)						3,032,378

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.7% (cost $38,659,758)	39,312,643

TOTAL OPTIONS WRITTEN — (0.1%) (premiums received $41,899)	(30,017)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.6% (cost $38,617,859)	39,282,626
Other assets in excess of liabilities(z) — 2.4%	960,417

NET ASSETS — 100.0%	$40,243,043

See Glossary for abbreviations are used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,608,462 and 4.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,143,074; cash collateral of $1,162,775 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $266,513. The aggregate value of $296,651 is 0.7% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rates shown are the effective yields at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Investment Portfolios 2 Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value.

OTC Swaptions Purchased:

Description	Call/Put	Counterparty	Expiration Date	Strike		Receive		Pay	Notional Amount (000)#		Value
1 Year Interest Rate Swap, 11/23/2019	Call	JPMorgan Chase	11/20/18		1.35%	1.35	% (S)	3 Month LIBOR (Q)		7,370	$460
1 Year Interest Rate Swap, 11/23/2019	Call	JPMorgan Chase	11/20/18		2.00%	2.00	% (S)	3 Month LIBOR (Q)		7,370	7,150
5 Year x 10 Year Interest Rate Swap, 04/17/2033	Call	JPMorgan Chase	04/12/18		1.80%	1.80	% (S)	3 Month LIBOR (Q)		1,520	190
5 Year x 10 Year Interest Rate Swap, 10/16/2033	Call	JPMorgan Chase	10/12/18		2.60%	2.60	% (S)	3 Month LIBOR (Q)		1,520	19,161
CDX.NA.HY.29.V1 5YR, 12/20/2022	Call	Deutsche Bank	02/21/18		$108.00	5.00	% (Q)	CDX.NA.HY.29.V1 (Q)		2,700	6,729
CDX.NA.HY.29.V1 5YR, 12/20/2022	Call	Goldman Sachs	02/21/18		$108.00	5.00	% (Q)	CDX.NA.HY.29.V1 (Q)		375	934
CDX.NA.HY.29.V1 5YR, 12/20/2022	Call	BNP Paribas	02/21/18		$108.00	5.00	% (Q)	CDX.NA.HY.29.V1 (Q)		250	623
CDX.NA.HY.29.V1 5YR, 12/20/2022	Call	Goldman Sachs	03/21/18		$108.00	5.00	% (Q)	CDX.NA.HY.29.V1 (Q)		500	1,322
CDX.NA.HY.29.V1 5YR, 12/20/2022	Call	Goldman Sachs	02/21/18		$108.50	5.00	% (Q)	CDX.NA.HY.29.V1 (Q)		375	409
iTraxx.XO.28.V1 5YR, 12/20/2022	Call	Goldman Sachs	01/17/18	EUR	212.50	5.00	% (Q)	iTraxx.XO.28.V1 (Q)	EUR	300	342
iTraxx.XO.28.V1 5YR, 12/20/2022	Call	Goldman Sachs	02/21/18	EUR	212.50	5.00	% (Q)	iTraxx.XO.28.V1 (Q)	EUR	225	425
30 Year Interest Rate Swap, 04/24/2048	Put	Barclays Capital Group	04/20/18		2.75%	3 Month LIBOR	(Q)	2.75% (S)		210	3,603
30 Year Interest Rate Swap, 04/24/2048	Put	Citigroup Global Markets	04/20/18		2.75%	3 Month LIBOR	(Q)	2.75% (S)		20	343

											$41,691

OTC Swaptions Written:

Description	Call/Put	Counterparty	Expiration Date	Strike		Receive		Pay	Notional Amount (000)#		Value
1 Year Interest Rate Swap, 11/23/2019	Call	JPMorgan Chase	11/20/18		1.70%	3 Month LIBOR	(Q)	1.70% (S)		7,370	$(2,227)
1 Year Interest Rate Swap, 11/23/2019	Call	JPMorgan Chase	11/20/18		1.85%	3 Month LIBOR	(Q)	1.85% (S)		7,370	(4,130)
5 Year x 10 Year Interest Rate Swap, 10/16/2033	Call	JPMorgan Chase	10/12/18		2.10%	3 Month LIBOR	(Q)	2.10% (S)		1,520	(4,978)
5 Year x 10 Year Interest Rate Swap, 10/16/2033	Call	JPMorgan Chase	10/12/18		2.30%	3 Month LIBOR	(Q)	2.30% (S)		1,520	(8,816)
30 Year Interest Rate Swap, 04/24/2048	Put	Barclays Capital Group	04/20/18		3.05%	3.05	% (S)	3 Month LIBOR (Q)		210	(1,003)
30 Year Interest Rate Swap, 04/24/2048	Put	Citigroup Global Markets	04/20/18		3.05%	3.05	% (S)	3 Month LIBOR (Q)		20	(96)
CDX.NA.HY.29.V1 5YR, 12/20/2022	Put	Deutsche Bank	02/21/18		$100.00	5.00	% (Q)	CDX.NA.HY.29.V1 (Q)		2,700	(3,669)
CDX.NA.HY.29.V1 5YR, 12/20/2022	Put	Goldman Sachs	03/21/18		$101.00	5.00	% (Q)	CDX.NA.HY.29.V1 (Q)		500	(1,390)
CDX.NA.HY.29.V1 5YR, 12/20/2022	Put	BNP Paribas	02/21/18		$101.50	5.00	% (Q)	CDX.NA.HY.29.V1 (Q)		250	(464)
CDX.NA.HY.29.V1 5YR, 12/20/2022	Put	Goldman Sachs	02/21/18		$102.00	5.00	% (Q)	CDX.NA.HY.29.V1 (Q)		375	(763)
CDX.NA.HY.29.V1 5YR, 12/20/2022	Put	Goldman Sachs	02/21/18		$103.00	5.00	% (Q)	CDX.NA.HY.29.V1 (Q)		375	(971)
iTraxx.XO.28.V1 5YR, 12/20/2022	Put	Goldman Sachs	01/17/18	EUR	275.00	5.00	% (Q)	iTraxx.XO.28.V1 (Q)	EUR	300	(722)
iTraxx.XO.28.V1 5YR, 12/20/2022	Put	Goldman Sachs	02/21/18	EUR	300.00	5.00	% (Q)	iTraxx.XO.28.V1 (Q)	EUR	225	(788)

											$(30,017)

Futures contracts outstanding at November 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
5	10 Year Euro-Bund	Dec. 2017	$963,293	$968,387	$5,094
3	10 Year U.K. Gilt	Mar. 2018	503,658	501,467	(2,191)
54	10 Year U.S. Treasury Notes	Mar. 2018	6,730,539	6,698,531	(32,008)
20	10 Year U.S. Ultra Treasury Bonds	Mar. 2018	2,680,000	2,663,437	(16,563)
9	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	1,500,266	1,483,875	(16,391)
27	5 Year U.S. Treasury Notes	Mar. 2018	3,149,920	3,141,281	(8,639)

					(70,698)

	Short Positions:
1	10 Year Japanese Bonds	Dec. 2017	1,340,353	1,341,064	(711)
24	2 Year U.S. Treasury Notes	Mar. 2018	5,150,391	5,145,750	4,641
14	20 Year U.S. Treasury Bonds	Mar. 2018	2,135,633	2,124,063	11,570
1	30 Year Euro Buxl	Mar. 2018	196,319	197,105	(786)

					14,714

					$(55,984)

Cash and foreign currency of $148,326 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at November 30, 2017.

Forward foreign currency exchange contracts outstanding at November 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 01/12/18	Barclays Capital Group	AUD	171	$131,000	$129,413	$(1,587)
Expiring 01/12/18	Citigroup Global Markets	AUD	143	111,000	108,063	(2,937)
Expiring 01/12/18	Citigroup Global Markets	AUD	15	12,000	11,663	(337)
Brazilian Real, Expiring 02/02/18	Citigroup Global Markets	BRL	138	41,638	41,888	250
British Pound, Expiring 01/26/18	UBS AG	GBP	83	111,000	112,984	1,984
Canadian Dollar, Expiring 01/12/18	UBS AG	CAD	658	526,542	510,345	(16,197)
Chinese Renminbi, Expiring 01/26/18	JPMorgan Chase	CNH	1,913	286,191	288,016	1,825
Colombian Peso, Expiring 12/18/17	Citigroup Global Markets	COP	173,645	58,764	57,457	(1,307)
Czech Koruna, Expiring 01/08/18	UBS AG	CZK	1,928	88,310	90,343	2,033
Expiring 01/08/18	UBS AG	CZK	1,928	88,283	90,342	2,059
Euro, Expiring 01/26/18	Bank of America	EUR	61	72,000	72,793	793
Expiring 01/26/18	Barclays Capital Group	EUR	110	130,000	131,054	1,054
Expiring 01/26/18	Citigroup Global Markets	EUR	166	199,000	198,700	(300)
Expiring 01/26/18	UBS AG	EUR	142	168,000	170,024	2,024
Indian Rupee, Expiring 01/30/18	Bank of America	INR	14,591	222,581	224,759	2,178
Expiring 01/30/18	Citigroup Global Markets	INR	10,304	156,831	158,718	1,887
Expiring 01/30/18	Morgan Stanley	INR	14,591	221,769	224,759	2,990
Indonesian Rupiah, Expiring 02/12/18	Citigroup Global Markets	IDR	1,037,400	76,000	76,152	152
Expiring 02/12/18	Citigroup Global Markets	IDR	691,113	50,557	50,732	175
Expiring 02/12/18	UBS AG	IDR	2,047,872	150,000	150,327	327
Japanese Yen, Expiring 01/26/18	Citigroup Global Markets	JPY	21,700	192,000	193,461	1,461
Mexican Peso, Expiring 01/30/18	Citigroup Global Markets	MXN	1,740	93,000	92,310	(690)
Expiring 01/30/18	Citigroup Global Markets	MXN	1,105	58,000	58,604	604
Expiring 01/30/18	Citigroup Global Markets	MXN	940	48,562	49,882	1,320
New Taiwanese Dollar, Expiring 02/05/18	UBS AG	TWD	3,272	109,000	109,499	499
New Zealand Dollar, Expiring 01/12/18	Barclays Capital Group	NZD	177	125,293	120,944	(4,349)

Expiring 01/12/18	Barclays Capital Group	NZD	106	73,000	72,078	(922)
Expiring 01/12/18	UBS AG	NZD	104	71,000	70,879	(121)
Norwegian Krone, Expiring 01/24/18	Barclays Capital Group	NOK	386	47,000	46,425	(575)
Peruvian Nuevo Sol, Expiring 01/12/18	Citigroup Global Markets	PEN	474	146,000	146,450	450
Expiring 01/12/18	UBS AG	PEN	962	296,000	297,085	1,085
Expiring 01/12/18	UBS AG	PEN	355	109,000	109,517	517
Philippine Peso, Expiring 12/15/17	Citigroup Global Markets	PHP	9,540	185,887	189,634	3,747
Expiring 12/15/17	UBS AG	PHP	16,089	311,000	319,823	8,823
Expiring 12/15/17	UBS AG	PHP	15,392	297,000	305,974	8,974
Expiring 12/15/17	UBS AG	PHP	6,632	128,000	131,827	3,827
Expiring 01/25/18	Citigroup Global Markets	PHP	22,228	435,387	440,807	5,420
Polish Zloty, Expiring 01/24/18	Citigroup Global Markets	PLN	344	97,000	97,417	417
Expiring 01/24/18	Citigroup Global Markets	PLN	324	92,000	91,814	(186)
Expiring 01/24/18	Citigroup Global Markets	PLN	238	66,000	67,327	1,327
Expiring 01/24/18	UBS AG	PLN	396	111,000	112,320	1,320
Russian Ruble, Expiring 01/12/18	JPMorgan Chase	RUB	14,838	251,904	251,995	91
Singapore Dollar, Expiring 02/13/18	Barclays Capital Group	SGD	986	724,629	731,501	6,872
Expiring 02/13/18	UBS AG	SGD	320	238,000	237,704	(296)
Expiring 02/13/18	UBS AG	SGD	90	67,000	66,825	(175)
South African Rand, Expiring 12/15/17	Citigroup Global Markets	ZAR	1,208	86,001	87,824	1,823
Expiring 12/15/17	Citigroup Global Markets	ZAR	636	47,391	46,221	(1,170)
South Korean Won, Expiring 02/13/18	Barclays Capital Group	KRW	278,886	256,000	256,388	388
Expiring 02/13/18	Citigroup Global Markets	KRW	256,733	234,000	236,022	2,022
Expiring 02/13/18	Citigroup Global Markets	KRW	244,406	225,000	224,690	(310)
Expiring 02/13/18	Citigroup Global Markets	KRW	201,882	180,070	185,596	5,526
Thai Baht, Expiring 02/09/18	Citigroup Global Markets	THB	7,455	225,298	228,591	3,293
Turkish Lira, Expiring 12/15/17	Citigroup Global Markets	TRY	1,255	353,559	318,935	(34,624)
Expiring 12/15/17	UBS AG	TRY	190	49,000	48,371	(629)

				$8,930,447	$8,943,272	$12,825

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 01/12/18	Barclays Capital Group	AUD	201	$153,000	$151,891	$1,109
Expiring 01/12/18	Citigroup Global Markets	AUD	199	156,000	150,792	5,208
Expiring 01/12/18	UBS AG	AUD	89	68,000	67,246	754
British Pound, Expiring 01/26/18	Barclays Capital Group	GBP	121	159,000	163,350	(4,350)
Expiring 01/26/18	Citigroup Global Markets	GBP	34	44,819	45,716	(897)
Expiring 01/26/18	UBS AG	GBP	34	44,829	45,717	(888)
Canadian Dollar, Expiring 01/12/18	Citigroup Global Markets	CAD	222	177,000	172,523	4,477
Expiring 01/12/18	Citigroup Global Markets	CAD	201	156,000	155,878	122
Expiring 01/12/18	Morgan Stanley	CAD	64	50,000	49,710	290
Expiring 01/12/18	UBS AG	CAD	225	175,000	174,827	173
Chilean Peso, Expiring 01/17/18	Barclays Capital Group	CLP	80,035	127,000	123,610	3,390
Expiring 01/17/18	Citigroup Global Markets	CLP	152,297	241,657	235,214	6,443
Expiring 01/17/18	UBS AG	CLP	58,034	92,000	89,630	2,370
Colombian Peso, Expiring 12/18/17	Barclays Capital Group	COP	487,493	165,000	161,304	3,696
Expiring 12/18/17	UBS AG	COP	466,306	154,000	154,293	(293)
Expiring 12/18/17	UBS AG	COP	449,342	147,000	148,681	(1,681)
Czech Koruna, Expiring 01/08/18	Citigroup Global Markets	CZK	4,914	224,000	230,265	(6,265)
Expiring 01/08/18	UBS AG	CZK	2,600	120,000	121,817	(1,817)
Expiring 01/08/18	UBS AG	CZK	1,313	61,000	61,516	(516)
Euro, Expiring 01/26/18	Barclays Capital Group	EUR	146	171,000	174,987	(3,987)
Expiring 01/26/18	Citigroup Global Markets	EUR	2,087	2,477,227	2,494,129	(16,902)
Expiring 01/26/18	Citigroup Global Markets	EUR	162	188,641	193,002	(4,361)
Expiring 01/26/18	UBS AG	EUR	2,087	2,477,845	2,494,130	(16,285)
Expiring 01/26/18	UBS AG	EUR	40	47,000	47,971	(971)
Hungarian Forint, Expiring 01/24/18	Citigroup Global Markets	HUF	34,129	132,000	130,270	1,730
Expiring 01/24/18	Goldman Sachs & Co.	HUF	3,062	11,760	11,688	72
Indonesian Rupiah, Expiring 02/12/18	Barclays Capital Group	IDR	1,875,530	138,000	137,676	324
Expiring 02/12/18	Citigroup Global Markets	IDR	2,434,937	179,000	178,740	260
Expiring 02/12/18	Citigroup Global Markets	IDR	1,170,030	86,000	85,887	113
Israeli Shekel, Expiring 01/24/18	Citigroup Global Markets	ILS	845	239,001	242,284	(3,283)
Expiring 01/24/18	Citigroup Global Markets	ILS	505	144,372	144,866	(494)
Expiring 01/24/18	Morgan Stanley	ILS	161	46,000	46,303	(303)
Japanese Yen, Expiring 01/16/18	JPMorgan Chase	JPY	28,913	258,596	257,628	968
Expiring 01/26/18	Barclays Capital Group	JPY	5,319	47,000	47,417	(417)

Expiring 01/26/18	Citigroup Global Markets	JPY	43,819	386,581	390,663	(4,082)
Expiring 01/26/18	UBS AG	JPY	11,343	100,000	101,127	(1,127)
New Taiwanese Dollar, Expiring 02/05/18	Barclays Capital Group	TWD	7,221	243,000	241,657	1,343
Expiring 02/05/18	Barclays Capital Group	TWD	6,538	219,000	218,793	207
Expiring 02/05/18	Citigroup Global Markets	TWD	9,625	320,225	322,077	(1,852)
Expiring 02/05/18	Citigroup Global Markets	TWD	6,560	220,000	219,535	465
Expiring 02/05/18	Citigroup Global Markets	TWD	5,734	192,000	191,883	117
Expiring 02/05/18	Citigroup Global Markets	TWD	2,808	94,000	93,975	25
Expiring 02/05/18	UBS AG	TWD	9,625	321,037	322,077	(1,040)
New Zealand Dollar, Expiring 01/12/18	Citigroup Global Markets	NZD	6	3,918	3,781	137
Norwegian Krone, Expiring 01/24/18	Barclays Capital Group	NOK	411	50,000	49,461	539
Expiring 01/24/18	UBS AG	NOK	410	51,617	49,370	2,247
Peruvian Nuevo Sol, Expiring 01/12/18	Citigroup Global Markets	PEN	2,557	778,747	789,778	(11,031)
Philippine Peso, Expiring 12/15/17	Barclays Capital Group	PHP	12,710	248,000	252,654	(4,654)
Expiring 12/15/17	Citigroup Global Markets	PHP	13,166	260,000	261,711	(1,711)
Expiring 12/15/17	UBS AG	PHP	17,007	330,000	338,069	(8,069)
Expiring 12/15/17	UBS AG	PHP	11,222	223,000	223,084	(84)
Expiring 12/15/17	UBS AG	PHP	8,172	159,000	162,447	(3,447)
Polish Zloty, Expiring 01/24/18	Citigroup Global Markets	PLN	608	166,001	172,242	(6,241)
Expiring 01/24/18	Citigroup Global Markets	PLN	335	93,233	94,955	(1,722)
Russian Ruble, Expiring 01/12/18	UBS AG	RUB	8,094	136,000	137,461	(1,461)
Swedish Krona, Expiring 01/24/18	Barclays Capital Group	SEK	1,332	158,000	159,852	(1,852)
Expiring 01/24/18	Barclays Capital Group	SEK	982	118,000	117,803	197
Expiring 01/24/18	Citigroup Global Markets	SEK	992	119,000	119,005	(5)
Expiring 01/24/18	JPMorgan Chase	SEK	1,100	135,710	132,021	3,689
Swiss Franc, Expiring 01/26/18	Bank of America	CHF	98	99,659	100,243	(584)
Expiring 01/26/18	Bank of America	CHF	98	99,657	100,242	(585)
Expiring 01/26/18	Barclays Capital Group	CHF	149	151,001	151,847	(846)
Expiring 01/26/18	Barclays Capital Group	CHF	55	55,000	55,786	(786)
Expiring 01/26/18	UBS AG	CHF	196	199,029	200,484	(1,455)
Expiring 01/26/18	UBS AG	CHF	51	51,000	51,624	(624)
Thai Baht, Expiring 02/09/18	Citigroup Global Markets	THB	9,220	279,000	282,693	(3,693)
Expiring 02/09/18	UBS AG	THB	9,756	299,000	299,152	(152)
Turkish Lira, Expiring 12/15/17	UBS AG	TRY	341	89,000	86,637	2,363
Turkish Lira, Expiring 12/15/17	UBS AG	TRY	218	60,000	55,524	4,476

				$15,667,162	$15,740,671	(73,509)

						$(60,684)

Credit default swap agreements outstanding at November 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	01/05/18	1.500%(M)	250	$10	$—	$10	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Bank of America Prime Mortgage	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Battalion CLO Ltd.	12/07/17	1.000%(M)	3	3	—	3	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
BNPP IP CLO Ltd.	12/07/17	1.000%(M)	4	3	—	3	Goldman Sachs & Co.
CBASS Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Chase Mortgage	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Chase Mortgage	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Chase Mortgage	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Chase Mortgage	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Chase Mortgage	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
COMM Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
COMM Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
COMM Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
COMM Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
COMM Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
COMM Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
COMM Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
COMM Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Connecticut Avenue Securities	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Connecticut Avenue Securities	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Connecticut Avenue Securities	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Countrywide Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Ellington CLO I Ltd.	12/07/17	1.000%(M)	7	5	—	5	Goldman Sachs & Co.
Equity One Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Fannie Mae Connecticut Avenue Securities	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Flagship	12/07/17	1.000%(M)	4	3	—	3	Goldman Sachs & Co.
Flatiron CLO Ltd.	12/07/17	1.000%(M)	6	5	—	5	Goldman Sachs & Co.
Flatiron CLO Ltd.	12/07/17	1.000%(M)	5	4	—	4	Goldman Sachs & Co.
GS Mortgage Securities Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
GS Mortgage Securities Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.

GS Mortgage Securities Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
GS Mortgage Securities Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
GS Mortgage Securities Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
GS Mortgage Securities Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
GS Mortgage Securities Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
GSAMP Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
GSAMP Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
GSO	12/07/17	1.000%(M)	3	3	—	3	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Lehman Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Lehman Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Morgan Stanley BAML Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Morgan Stanley BAML Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Morgan Stanley BAML Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Morgan Stanley BAML Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Morgan Stanley BAML Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Morgan Stanley BAML Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Morgan Stanley BAML Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Morgan Stanley Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Morgan Stanley Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Mountain Hawk CLO Ltd.	12/07/17	1.000%(M)	3	3	—	3	Goldman Sachs & Co.
New Century Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
New Century Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
New Century Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
North End CLO Ltd.	12/07/17	1.000%(M)	5	4	—	4	Goldman Sachs & Co.
OCH Ziff Loan Management Funding Ltd.	12/07/17	1.000%(M)	17	15	—	15	Goldman Sachs & Co.

Option One Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Option One Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Option One Home Equity	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Sankaty	12/07/17	1.000%(M)	6	5	—	5	Goldman Sachs & Co.
Soundview Home Equity Loan Trust	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Staniford Street CLO Ltd.	12/07/17	1.000%(M)	3	3	—	3	Goldman Sachs & Co.
Structured Agency Credit Risk	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Structured Agency Credit Risk	01/05/18	1.500%(M)	250	10	—	10	Goldman Sachs & Co.
Venture CDO Ltd.	12/07/17	1.000%(M)	5	4	—	4	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	12/28/17	1.500%(M)	79	99	—	99	Goldman Sachs & Co.
Z Capital Credit Partners CLO	12/07/17	1.000%(M)	3	3	—	3	Goldman Sachs & Co.

				$3,937	$—	$3,937

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2017(5)	Value at Trade Date	Value at November 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	80	0.629%	$(6,044)	$1,172	$7,216
AT&T, Inc.	06/20/21	1.000%(Q)	80	0.387%	565	1,843	1,278
Barrick Gold Corp.	06/20/21	1.000%(Q)	80	0.326%	(2,093)	2,016	4,109
Devon Energy Corp.	06/20/20	1.000%(Q)	80	0.251%	(6,615)	1,664	8,279
Eastman Chemical Co.	06/20/21	1.000%(Q)	80	0.237%	757	2,267	1,510

					$(13,430)	$8,962	$22,392

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Republic of Argentina	06/20/18	5.000%(Q)	155	0.605%	$(5,338)	$(6,647)	$1,309	BNP Paribas

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues —Sell Protection (2):
Federal Republic of Brazil	09/20/18	1.000%(Q)	250	0.481%	$1,547	$(10,409)	$11,956	Barclays Capital Group
Husky Energy, Inc.	06/20/20	1.000%(Q)	80	0.697%	766	(3,294)	4,060	Morgan Stanley
Italy Government	09/20/20	1.000%(Q)	250	0.795%	1,897	(1,571)	3,468	Barclays Capital Group
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	150	0.680%	2,172	(3,057)	5,229	Barclays Capital Group
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	100	0.547%	452	(7,667)	8,119	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%(Q)	600	0.455%	4,649	284	4,365	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	1.877%	(23,344)	(71,287)	47,943	BNP Paribas
Republic of Colombia	12/20/26	1.000%(Q)	75	1.894%	(4,994)	(6,839)	1,845	Citigroup Global Markets
Republic of Greece	06/20/22	1.000%(Q)	80	4.134%	(9,736)	(13,596)	3,860	Citigroup Global Markets
Republic of Greece	06/20/22	1.000%(Q)	20	4.134%	(2,434)	(3,499)	1,065	Goldman Sachs & Co.
Republic of Hungary	09/20/20	1.000%(Q)	250	0.449%	4,288	(5,867)	10,155	Barclays Capital Group
Republic of Indonesia	09/20/20	1.000%(Q)	250	0.514%	3,831	(10,117)	13,948	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%(Q)	250	0.344%	5,002	227	4,775	Barclays Capital Group
Republic of South Africa	09/20/20	1.000%(Q)	250	1.041%	218	(13,677)	13,895	Barclays Capital Group
Republic of Uruguay	06/20/21	1.000%(Q)	600	1.306%	(4,994)	(9,134)	4,140	Citigroup Global Markets
Russian Federation	09/20/18	1.000%(Q)	250	0.256%	2,003	(14,893)	16,896	Barclays Capital Group
United Mexican States	09/20/20	1.000%(Q)	250	0.557%	3,537	(4,392)	7,929	Barclays Capital Group

					$(15,140)	$(178,788)	$163,648

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	$36,088	$32,458	$3,630	Credit Suisse First Boston Corp.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	3,000	$(21,653)	$12,886	$(34,539)	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	(7,218)	(33,444)	26,226	JPMorgan Chase
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	(7,218)	(13,015)	5,797	Morgan Stanley

				$(36,089)	$(33,573)	$(2,516)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at November 30, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
540	3 Month LIBOR(Q)	EUR	500	(0.216)%(A)	JPMorgan Chase	03/21/23	$(53,948)	$—	$(53,948)
JPY 81,700	3 Month JPY LIBOR -52 bps (Q)		718	3 Month LIBOR (Q)	UBS AG	11/10/18	6,935	—	6,935
718	3 Month LIBOR(Q)	JPY	81,700	3 Month JPY LIBOR minus 57.25 bps (Q)	UBS AG	11/10/19	(6,578)	—	(6,578)

							$(53,591)	$—	$(53,591)

Inflation Swap Agreements outstanding at November 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	200	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(1,420)	$(1,420)
EUR	325	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(2,075)	(2,075)
EUR	100	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	1,253	1,253
EUR	160	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	1,703	1,703
GBP	80	08/15/24	3.346%(T)	U.K. Retail Prices Index(2)(T)	—	(441)	(441)
GBP	105	08/15/27	3.344%(T)	U.K. Retail Prices Index(1)(T)	—	1,161	1,161
GBP	40	08/15/29	3.380%(T)	U.K. Retail Prices Index(2)(T)	—	(454)	(454)

GBP	110	07/15/32	3.513%(T)	U.K. Retail Prices Index(2)(T)	—	376	376
GBP	135	07/15/37	3.515%(T)	U.K. Retail Prices Index(2)(T)	—	(1,943)	(1,943)
GBP	30	08/15/42	3.520%(T)	U.K. Retail Prices Index(2)(T)	—	(691)	(691)
GBP	110	07/15/47	3.458%(T)	U.K. Retail Prices Index(1)(T)	(7,204)	4,590	11,794
GBP	25	08/15/47	3.469%(T)	U.K. Retail Prices Index(1)(T)	—	808	808
GBP	10	10/15/47	3.535%(T)	U.K. Retail Prices Index(2)(T)	—	318	318
GBP	10	07/15/57	3.325%(T)	U.K. Retail Prices Index(1)(T)	—	723	723
GBP	5	10/15/57	3.418%(T)	U.K. Retail Prices Index(1)(T)	—	(302)	(302)
	230	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	5	(796)	(801)

					$(7,199)	$2,810	$10,009

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at November 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	1,115	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$162	$5,626	$5,464
AUD	1,005	09/28/22	2.988%(S)	6 Month BBSW(2)(S)	(20)	5,463	5,483
AUD	55	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(21)	1,357	1,378
BRL	916	01/02/19	0.000%(T)	1 Day BROIS(1)(T)	—	(317)	(317)
BRL	1,570	01/02/19	0.000%(T)	1 Day BROIS(1)(T)	—	(578)	(578)
BRL	774	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	9,608	9,608
BRL	353	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	4,186	4,186
BRL	357	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	3,249	3,249
BRL	286	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	2,749	2,749
BRL	590	01/04/21	0.000%(T)	1 Day BROIS(1)(T)	—	(2,233)	(2,233)
BRL	588	01/04/21	0.000%(T)	1 Day BROIS(1)(T)	—	(1,463)	(1,463)
BRL	687	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	(2,342)	(2,342)
BRL	1,144	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	(4,996)	(4,996)
BRL	189	01/02/23	0.000%(T)	1 Day BROIS(1)(T)	—	1,203	1,203
BRL	377	01/02/23	0.000%(T)	1 Day BROIS(1)(T)	—	3,888	3,888
BRL	744	01/02/23	0.000%(T)	1 Day BROIS(2)(T)	—	(5,397)	(5,397)
BRL	245	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	(979)	(979)
BRL	248	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	(1,734)	(1,734)
CAD	2,105	07/26/19	1.605%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(4,119)	(1,191)	2,928
CHF	85	10/12/27	0.746%(A)	6 Month CHF LIBOR(1)(S)	—	(226)	(226)
CZK	8,015	07/03/22	0.820%(A)	6 Month PRIBOR(2)(S)	—	(11,992)	(11,992)
CZK	4,165	07/03/27	1.115%(A)	6 Month PRIBOR(1)(S)	—	11,718	11,718
EUR	1,395	05/11/19	(0.144%)(A)	6 Month EURIBOR(1)(S)	(3,227)	(2,250)	977
EUR	260	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(965)	(1,160)	(195)
EUR	225	12/06/21	0.095%(A)	6 Month EURIBOR(1)(S)	—	(971)	(971)
EUR	785	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	259	(1,194)	(1,453)
EUR	300	07/03/22	0.182%(A)	6 Month EURIBOR(1)(S)	—	(505)	(505)
EUR	110	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	527	(139)	(666)
EUR	155	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	(541)	(2,199)	(1,658)
EUR	430	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(1,158)	(6,115)	(4,957)
EUR	960	08/15/26	0.655%(A)	1 Day EONIA(1)(A)	(664)	(18,165)	(17,501)
EUR	380	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	2,077	(423)	(2,500)
EUR	155	07/03/27	0.795%(A)	6 Month EURIBOR(2)(S)	—	749	749
EUR	80	10/12/27	1.556%(A)	6 Month EURIBOR(2)(S)	—	579	579
EUR	545	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(130)	(9,380)	(9,250)

EUR	90	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	3,242	2,110	(1,132)
EUR	25	05/11/32	1.100%(A)	6 Month EURIBOR(1)(S)	239	159	(80)
EUR	230	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	626	626
EUR	230	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(1,076)	(1,076)
EUR	60	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	2,705	1,126	(1,579)
EUR	840	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	538	538
EUR	840	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	176	(3,444)	(3,620)
EUR	400	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	2,445	2,445
EUR	400	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(2,397)	(2,397)
EUR	25	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	1,168	486	(682)
EUR	135	07/04/42	1.416%(A)	1 Day EONIA(2)(A)	—	3,519	3,519
GBP	9,710	12/14/17	0.419%(T)	1 Day SONIA(2)(T)	—	(632)	(632)
GBP	7,265	02/08/18	0.442%(T)	1 Day SONIA(1)(T)	—	301	301
GBP	335	12/07/27	1.350%(S)	6 Month GBP LIBOR(1)(S)	108	2,750	2,642
GBP	40	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	972	972
GBP	310	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	7,056	6,496	(560)
GBP	50	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(819)	(819)
GBP	165	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	(6,542)	(6,366)	176
JPY	148,150	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(2,505)	(5,078)	(2,573)
	4,675	01/07/18	1.093%(T)	1 Day USOIS(1)(T)	—	971	971
	2,000	08/05/18	1.205%(S)	3 Month LIBOR(1)(Q)	—	371	371
	1,545	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	3,862	3,862
	1,350	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	6,622	6,622
	2,025	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(116)	13,087	13,203
	1,700	11/18/18	1.207%(S)	3 Month LIBOR(1)(Q)	—	9,212	9,212
	890	11/22/18	1.297%(S)	3 Month LIBOR(1)(Q)	—	4,179	4,179
	25,260	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	7,375	90,322	82,947
	3,435	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	(1,289)	9,475	10,764
	1,935	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,553)	4,812	6,365
	785	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	5,744	5,744
	4,890	09/30/19	1.707%(A)	I Day USOIS(1)(A)	1,378	3,917	2,539
	390	04/04/20	—(3)(S)	—(3)(S)	—	204	204
	4,030	05/11/20	1.763%(S)	3 Month LIBOR(2)(Q)	(1,387)	(24,652)	(23,265)
	2,000	08/05/20	1.655%(S)	3 Month LIBOR(1)(Q)	—	11,898	11,898
	1,500	11/06/20	1.572%(S)	3 Month LIBOR(1)(Q)	—	21,422	21,422
	110	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	411	1,856	1,445
	235	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	(1,338)	(1,338)
	360	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	810	(1,991)	(2,801)
	1,125	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(3,173)	(1,007)	2,166
	205	04/04/22	—(4)(S)	—(4)(S)	—	(82)	(82)
	760	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	(2,897)	(5,639)	(2,742)
	2,320	08/05/22	1.958%(S)	3 Month LIBOR(1)(Q)	(788)	10,349	11,137
	150	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	522	522
	1,170	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(20,259)	(20,259)
	820	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(5,912)	9,561	15,473
	239	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	—	360	360
	125	12/16/23	2.260%(S)	3 Month LIBOR(1)(Q)	(953)	(1,047)	(94)
	490	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	1,258	(299)
	245	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	49	91	42
	630	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(5,773)	(383)	5,390
	605	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(872)	(980)	(108)
	3,112	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(28,903)	22,089	50,992
	2,350	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	6,074	43,192	37,118
	500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	3,707	3,707
	5,055	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	17,484	36,957	19,473
	735	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,791	5,120	3,329
	435	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(7,776)	(7,776)

	140	09/01/24	2.117%(S)	3 Month LIBOR(1)(Q)	—	1,261	1,261
	490	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	—	—	—
	850	08/05/25	2.234%(S)	3 Month LIBOR(1)(Q)	—	(356)	(356)
	180	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	2,701	2,701
	190	11/22/26	2.198%(S)	3 Month LIBOR(1)(Q)	—	2,616	2,616
	261	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,193	5,176	983
	1,445	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,367	19,279	17,912
	395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	3,024	3,024
	525	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(362)	(643)	(281)
	150	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	871	871
	3,085	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	9,745	(19,154)	(28,899)
	130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	1,100	1,100
	195	05/11/28	2.000%(S)	3 Month LIBOR(1)(Q)	3,527	7,593	4,066
	290	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(2,687)	(2,687)
	785	05/11/32	2.465%(S)	3 Month LIBOR(1)(Q)	3,078	4,531	1,453
	935	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	(28,734)	(23,834)
	230	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	2,252	2,252
	895	05/11/37	2.537%(S)	3 Month LIBOR(1)(Q)	(4,372)	4,886	9,258
	860	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	4,087	(5,041)	(9,128)
	100	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(1,159)	(1,159)
	90	07/21/45	2.880%(S)	3 Month LIBOR(1)(Q)	—	(6,030)	(6,030)
	45	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	8,122	8,122
	140	05/11/47	2.570%(S)	3 Month LIBOR(1)(Q)	350	715	365
	90	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	1,037	1,037
	30	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	447	447
	30	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(65)	(65)
ZAR	2,905	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	(262)	(4,805)	(4,543)
ZAR	800	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	6	(653)	(659)

					$(2,403)	$228,432	$230,835

Cash of $535,000 and a security with a market value of $282,166 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at November 30, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12.00 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Total return swap agreements outstanding at November 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreement:
Goldman Sachs & Co.	12/20/17	150	Pay quarterly a fixed payment based on 3 Month LIBOR and receive upon termination a fixed payment on iBoxx $ Liquid High Yield Index.	$2,084	$(413)	$2,497

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$6,286,378	$1,425,058
Consumer Loans	—	1,328,295	99,973
Home Equity Loans	—	135,146	—
Residential Mortgage-Backed Securities	—	520,890	—
Student Loans	—	182,466	—
Commercial Mortgage-Backed Securities	—	2,545,904	—
Corporate Bonds	—	16,882,934	—
Foreign Government Bonds	—	2,815,976	—
Residential Mortgage-Backed Securities	—	2,107,487	79,494
U.S. Treasury Obligations	—	1,642,155	—
Common Stocks	228,109	—	—
Options Purchased	—	41,691	—
Foreign Treasury Obligation	—	256,841	—
Affiliated Mutual Funds	2,733,846	—	—
Options Written	—	(30,017)	—
Other Financial Instruments*
Futures Contracts	(55,984)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(60,684)	—
OTC Credit Default Swap Agreements	—	(20,479)	3,937
Centrally Cleared Credit Default Swap Agreements	—	22,392	—
OTC Currency Swap Agreements	—	(53,591)	—
Centrally Cleared Inflation Swap Agreements	—	10,009	—
Centrally Cleared Interest Rate Swap Agreements	—	230,835	—
OTC Total Return Swap Agreements	—	2,084	—

Total	$2,905,971	$34,846,712	$1,608,462

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Consumer Loans	Residential Mortgage-Backed Securities	Credit Default Swap Agreements
Balance as of 02/28/2017	$529,700	$—	$453,963	$4,363
Realized gain (loss)	—	—	2,633	—
Change in unrealized appreciation (depreciation)**	(31,058)	—	(19,358)	(426)
Purchases/Exchanges/Issuances	1,459,575	99,973	99,916	—
Sales/Paydowns	(3,855)	—	(259,464)	—
Accrued discount/premium	396	—	304	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(529,700)	—	(198,500)	—

Balance as of 11/30/2017	$1,425,058	$99,973	$79,494	$3,937

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(46,446) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of November 30, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Asset-Backed Securities-Collateralized Loan Obligations	$931,358	Market Approach	Single Broker Indicative Quote	$95.45 - $100.41 ($96.55)
Asset-Backed Securities-Collateralized Loan Obligations	493,700	Pricing at Cost	Unadjusted Purchase Price	$98.74
Asset-Backed Securities-Consumer Loans	99,973	Market Approach	Single Broker Indicative Quote	$ 99.97
Residential Mortgage-Backed Securities	79,494	Market Approach	Single Broker Indicative Quote	$ 99.98
Credit Default Swap Agreements	3,973	Market Approach	Single Broker Indicative Quote	$0.00 - $0.13 ($0.04)

	$1,608,462

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transerred levels as follows:

Investments in Securities	Amount Transfered	Level Transfer	Logic
Asset-Backed Securities-Collateralized Loan Obligations	$529,700	Level 3 to Level 2	Cost to Evaluated Bid
Residential Mortgage-Backed Securities	$198,500	Level 3 to Level 2	Cost to Evaluated Bid

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

Exchange:

ASX	Australian Securities Exchange
BIST	Borsa Instanbul Index (Turkish Stock Exchange)
FTSE	Financial Times Stock Exchange
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange
LME	London Metal Exchange
MIB	Italian Stock Exchange
OTC	Over-the-counter
SGX	Singapore Exchange
TSX	Toronto Stock Exchange
WIG	Warsaw Stock Exchange

Index:

Bovespa	Sao Paulo Stock Exchange Index
CAC	French Stock Market Index
CDX	Credit Derivative Index
DAX	German Stock Index
Composite Stock Price
KOSPI	Korea Stock Exchange Index
MSCI	Morgan Stanley Capital International
OMXS30	Nordic Exchange Stockholm Index
PRI	Primary Rate Interface
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
SPI	Swiss Performance Index
TOPIX	Tokyo Stock Price Index
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CVT	Convertible Security
ETF	Exchange Traded Fund
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
IO	Interest Only
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PRIBOR	Prague Interbank Offered Rate
REIT(s)	Real Estate Investment Trust(s)
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
USOIS	United States Overnight Index Swap

Notes to Schedules of Investments

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments. Certain Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 17, 2018

*	Print the name and title of each signing officer under his or her signature.